Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of Financial Assets
The group's financial assets and liabilities are classified as set out below:

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2023
Financial assets
Restricted cash and investments	4 152	305	—	—	1 705	—
Other non-current assets	15	78	—	—	101	—
Non-current derivative financial instruments	—	—	168	101	—	—
– Rand gold hedging contracts	—	—	135	—	—	—
– US$ gold hedging contracts	—	—	33	—	—	—
– Foreign exchange contracts	—	—	—	85	—	—
– US$ silver contracts	—	—	—	16	—	—
Current derivative financial instruments	—	—	78	32	—	—
– Rand gold hedging contracts	—	—	44	—	—	—
– US$ gold hedging contracts	—	—	34	—	—	—
– Foreign exchange contracts	—	—	—	4	—	—
– US$ silver contracts	—	—	—	28	—	—
Trade and other receivables	1 561	—	—	—	—	—
Cash and cash equivalents	2 867	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	401	69	—	—
– Rand gold hedging contracts	—	—	401	—	—	—
– Foreign exchange contracts	—	—	—	69	—	—
Current derivative financial instruments	—	—	909	152	—	—
– Rand gold hedging contracts	—	—	890	—	—	—
– US$ gold hedging contracts	—	—	19	—	—	—
– Foreign exchange contracts	—	—	—	152	—	—
Borrowings	—	—	—	—	—	5 695
Contingent consideration liability	—	—	—	—	589	—
Other non-current liabilities	—	—	—	—	—	332
Trade and other payables	—	—	—	—	—	2 022
39    Financial risk management continued

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2022
Financial assets
Restricted cash and investments	4 128	292	—	—	1 162	—
Other non-current assets	15	75	—	—	148	—
Non-current derivative financial instruments	—	—	131	6	—	—
– Rand gold hedging contracts	—	—	113	—	—	—
– US$ gold hedging contracts	—	—	18	—	—	—
– US$ silver contracts	—	—	—	6	—	—
Current derivative financial instruments	—	—	436	83	—	—
– Rand gold hedging contracts	—	—	410	—	—	—
– US$ gold hedging contracts	—	—	26	—	—	—
– Foreign exchange contracts	—	—	—	12	—	—
– US$ silver contracts	—	—	—	71	—	—
Trade and other receivables	938	—	—	—	—	—
Cash and cash equivalents	2 448	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	3	—	—	—
– US$ gold hedging contracts	—	—	3	—	—	—
Current derivative financial instruments	—	—	8	—	—	—
– US$ gold hedging contracts	—	—	8	—	—	—
Borrowings	—	—	—	—	—	3 205
Contingent consideration liability	—	—	—	—	356	—
Other non-current liabilities	—	—	—	—	—	263
Trade and other payables	—	—	—	—	—	1 791

Disclosure of Financial Liabilities
The group's financial assets and liabilities are classified as set out below:

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2023
Financial assets
Restricted cash and investments	4 152	305	—	—	1 705	—
Other non-current assets	15	78	—	—	101	—
Non-current derivative financial instruments	—	—	168	101	—	—
– Rand gold hedging contracts	—	—	135	—	—	—
– US$ gold hedging contracts	—	—	33	—	—	—
– Foreign exchange contracts	—	—	—	85	—	—
– US$ silver contracts	—	—	—	16	—	—
Current derivative financial instruments	—	—	78	32	—	—
– Rand gold hedging contracts	—	—	44	—	—	—
– US$ gold hedging contracts	—	—	34	—	—	—
– Foreign exchange contracts	—	—	—	4	—	—
– US$ silver contracts	—	—	—	28	—	—
Trade and other receivables	1 561	—	—	—	—	—
Cash and cash equivalents	2 867	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	401	69	—	—
– Rand gold hedging contracts	—	—	401	—	—	—
– Foreign exchange contracts	—	—	—	69	—	—
Current derivative financial instruments	—	—	909	152	—	—
– Rand gold hedging contracts	—	—	890	—	—	—
– US$ gold hedging contracts	—	—	19	—	—	—
– Foreign exchange contracts	—	—	—	152	—	—
Borrowings	—	—	—	—	—	5 695
Contingent consideration liability	—	—	—	—	589	—
Other non-current liabilities	—	—	—	—	—	332
Trade and other payables	—	—	—	—	—	2 022
39    Financial risk management continued

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2022
Financial assets
Restricted cash and investments	4 128	292	—	—	1 162	—
Other non-current assets	15	75	—	—	148	—
Non-current derivative financial instruments	—	—	131	6	—	—
– Rand gold hedging contracts	—	—	113	—	—	—
– US$ gold hedging contracts	—	—	18	—	—	—
– US$ silver contracts	—	—	—	6	—	—
Current derivative financial instruments	—	—	436	83	—	—
– Rand gold hedging contracts	—	—	410	—	—	—
– US$ gold hedging contracts	—	—	26	—	—	—
– Foreign exchange contracts	—	—	—	12	—	—
– US$ silver contracts	—	—	—	71	—	—
Trade and other receivables	938	—	—	—	—	—
Cash and cash equivalents	2 448	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	3	—	—	—
– US$ gold hedging contracts	—	—	3	—	—	—
Current derivative financial instruments	—	—	8	—	—	—
– US$ gold hedging contracts	—	—	8	—	—	—
Borrowings	—	—	—	—	—	3 205
Contingent consideration liability	—	—	—	—	356	—
Other non-current liabilities	—	—	—	—	—	263
Trade and other payables	—	—	—	—	—	1 791

Schedule of Sensitivity Analysis for Types of Market Risk
The group has reviewed its foreign currency exposure on financial assets and financial liabilities and has identified the following sensitivities in the exchange rates that would affect profit and loss before tax:
•Rand/US$ exchange rate – 5% (2022: 4%) based on the standard deviation from a one-year forecast of various financial institution outlooks
•A$/US$ exchange rate – 4% (2022: 4%) based on the standard deviation from a one-year forecast of various financial institution outlooks

Only material foreign currency exposure balances were considered when determining the need for a sensitivity analysis and therefore management has not performed a sensitivity analysis on PGK/US$ exchange rates.

	SA Rand
Figures in million	2023	2022
Sensitivity analysis – borrowings
Rand against US$
Balance at 30 June	5 695	3 180
Strengthen by 5% (FY22: 4%)	285	127
Weaken by 5% (FY22: 4%)	(285)	(127)
Closing rate	18.83	16.27
Sensitivity analysis – contingent consideration liability: Mponeng
Rand against US$
Balance at 30 June	404	356
Strengthen by 5% (FY22: 4%)	20	14
Weaken by 5% (FY22: 4%)	(20)	(14)
Closing rate	18.83	16.27
Sensitivity analysis – contingent consideration liability: Eva Copper
US$ against A$
Balance at 30 June	185	—
Strengthen by 4% (FY22: 4%)	7	—
Weaken by 4% (FY22:4%)	(8)	—
Closing rate	0.67	—

	SA Rand
Figures in million	2023	2022
Sensitivity analysis – other financial instruments
Rand against US$
Balance at 30 June	(132)	12
Strengthen by 5% (FY22: 4%)	495	26
Weaken by 5% (FY22: 4%)	(615)	(19)
Closing rate	18.83	16.27
US$ against A$
Balance at 30 June	408	268
Strengthen by 4% (FY22: 4%)	16	10
Weaken by 4% (FY22:4%)	(17)	(11)
Closing rate	0.67	0.69
The group has reviewed its exposure to commodity-linked instruments and identified a sensitivity of 7% (2022: 9%), based on the standard deviation of a one-year forecast gold price from various financial institution outlooks. The estimated sensitivity would affect other comprehensive income.

Only material commodity balances were considered when determining the need for a sensitivity analysis and therefore management has not performed a sensitivity analysis on silver commodities.

	SA Rand
Figures in million	2023	2022
Sensitivity analysis
Rand gold derivatives
Other comprehensive income
Increase by 7% (FY22: 9%)	(1 472)	(1 001)
Decrease by 7% (FY22: 9%)	1 314	998
US$ gold derivatives
Other comprehensive income
Increase by 7% (FY22: 9%)	(141)	(152)
Decrease by 7% (FY22: 9%)	137	150

	SA Rand
Figures in million	2023	2022
Sensitivity analysis – borrowings (finance costs)
US$-denominated borrowings
Increase by 15 basis point (FY22: 185 basis point)	(9)	(59)
Decrease by 15 basis points (FY22: 185 basis point)	9	59
Sensitivity analysis – financial assets (interest received)
Increase by 50 basis points (FY22: 88 basis points)	34	59
Decrease by 50 basis points (FY22: 88 basis points)	(34)	(59)

Schedule of Credit Risk
Financial institutions' credit rating by exposure (source: Fitch Ratings and Global Credit Ratings)

	SA Rand
Figures in million	2023	2022
Cash and cash equivalents
AA+	2 093	1 711
A+	774	737
Total	2 867	2 448
Restricted cash and investments (refer to note 17)
AAA	234	225
AA+	5 411	4 997
Total	5 645	5 222
Derivative financial assets (refer to note 19)
AA+	117	226
AA	—	115
AA-	127	110
A+	135	205
Total	379	656

Disclosure of Contractual Maturities of Non-derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	SA Rand
Figures in million	2023		2022
	Current	More than 1 year	Current	More than 1 year
Contingent consideration liability[1]
Due between 0 to five years	—	604	—	515
Due between six to 10 years	—	225	—	—
Due between 10 to 15 years	—	471	—	—
Other non-current liabilities[2]	—	22	—	18
Lease liability[3]	235	401	206	338
Trade and other payables (excluding non-financial liabilities)[2,4]	1 806	—	1 594	—
Derivative financial liabilities[4]
Due between 0 to six months	609	—	2	—
Due between six to 12 months	639	—	7	—
Due between one to two years	—	812	—	3
Borrowings[4]
Due between 0 to six months	597	—	97	—
Due between six to 12 months	215	—	68	—
Due between one to two years	—	431	—	137
Due between two to three years[5]	—	5 660	—	3 251
Total	4 101	8 626	1 974	4 262
[1]The increase in the settlement period is due to the inclusion of Eva Copper. The Mponeng consideration will be settled within 3 – 4 years of R511 million.
[2]These balances exclude the lease liability as it has been disclosed separately.
[3]Refer to note 28 for details of the maturity periods.
[4]The group will utilise its cash generated from operations to settle outstanding obligations.
[5]Final repayment of capital amount of R5 271 million in May 2026, taking into account a 12-month extension that was granted in April 2023. The final payment for 2022 was R3 126 million in May 2025.

Disclosure of Contractual Maturities of Derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	SA Rand
Figures in million	2023		2022
	Current	More than 1 year	Current	More than 1 year
Contingent consideration liability[1]
Due between 0 to five years	—	604	—	515
Due between six to 10 years	—	225	—	—
Due between 10 to 15 years	—	471	—	—
Other non-current liabilities[2]	—	22	—	18
Lease liability[3]	235	401	206	338
Trade and other payables (excluding non-financial liabilities)[2,4]	1 806	—	1 594	—
Derivative financial liabilities[4]
Due between 0 to six months	609	—	2	—
Due between six to 12 months	639	—	7	—
Due between one to two years	—	812	—	3
Borrowings[4]
Due between 0 to six months	597	—	97	—
Due between six to 12 months	215	—	68	—
Due between one to two years	—	431	—	137
Due between two to three years[5]	—	5 660	—	3 251
Total	4 101	8 626	1 974	4 262
[1]The increase in the settlement period is due to the inclusion of Eva Copper. The Mponeng consideration will be settled within 3 – 4 years of R511 million.
[2]These balances exclude the lease liability as it has been disclosed separately.
[3]Refer to note 28 for details of the maturity periods.
[4]The group will utilise its cash generated from operations to settle outstanding obligations.
[5]Final repayment of capital amount of R5 271 million in May 2026, taking into account a 12-month extension that was granted in April 2023. The final payment for 2022 was R3 126 million in May 2025.

Disclosure of Net Debt	Net debt is as follows:

	SA Rand
Figures in million	2023	2022
Cash and cash equivalents	2 867	2 448
Borrowings	(5 695)	(3 205)
Net debt	(2 828)	(757)

Schedule of Financial Assets Measured at Fair Value
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2023			At 30 June 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	—	—	78	—	—	75
Restricted cash and investments (b)	305	—	—	292	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 705	—	—	1 162	—
Derivative financial assets (c)	—	379	—	—	656	—
Derivative financial liabilities (c)	—	(1 531)	—	—	(11)	—
Loan to ARM BBEE Trust (d)	—	—	101	—	—	148
Contingent consideration liability (e)	—	—	(589)	—	—	(356)

(a)The majority of the balance relates to the equity investment in Rand Mutual Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment at the reporting dates. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the investment.

(b)The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE, and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The level 1 valued assets comprise listed equity securities designated as fair value through other comprehensive income instruments. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.

(c)The mark-to-market remeasurement of the derivative contracts (refer to note 19 for further details) was determined as follows:
•Foreign exchange contracts comprise zero cost collars and FECs: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate, Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at a market interest rate (zero coupon interest rate curve)
•Rand gold contracts (forward sale contracts): spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate
•US$ gold contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate
•Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from the spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate
39    Financial risk management continued
Fair value determination for financial assets and liabilities continued
(d)At 30 June 2023, the fair value movement was calculated using a discounted cash flow model, taking into account forecast dividend payments over the estimated repayment period of the loan at a rate of 12.7% (2021: 9.3%). A 37 basis points (2022: 99 basis points) change in the discount rate, which would represent a reasonably possible change based on expected movements in lending rates, would not cause a material change in the fair value of the loan. The loan balance forms part of other non-current assets in the balance sheet. In the 2023 year, repayments to the value of R74 million (2022: R65 million) were received.

(e)Contingent consideration liabilities consist of the follow:
•Mponeng operation
The contingent consideration liability related to the Mponeng operation (refer to note 29) was determined using the expected gold production profile for Mponeng. At 30 June 2023, the liability was valued at R404 million
(2022: R356 million) at a post-tax real rate of 9.6% (2022: 10.2%). Should the expected gold production profile increase by 9.8% or decrease by 9.8%, the contingent consideration liability would increase by R411 million (2022: R251 million at 7.6%) or decrease by R314 million (2022: R189 million at 7.6%) respectively. This represents reasonably expected changes which were determined based on the standard deviation of previous years' production of the Mponeng operation. No other reasonably expected changes in key unobservable inputs would have caused a material change in the fair value of the liability.
•Eva Copper
The consideration for Eva Copper includes contingent consideration valued at R185 million at 30 June 2023. Refer to note 14 for further information. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the liability.

Schedule of Financial Liabilities Measured at Fair Value
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2023			At 30 June 2022
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	—	—	78	—	—	75
Restricted cash and investments (b)	305	—	—	292	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 705	—	—	1 162	—
Derivative financial assets (c)	—	379	—	—	656	—
Derivative financial liabilities (c)	—	(1 531)	—	—	(11)	—
Loan to ARM BBEE Trust (d)	—	—	101	—	—	148
Contingent consideration liability (e)	—	—	(589)	—	—	(356)

(a)The majority of the balance relates to the equity investment in Rand Mutual Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the "Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment at the reporting dates. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the investment.

(b)The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE, and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The level 1 valued assets comprise listed equity securities designated as fair value through other comprehensive income instruments. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.

(c)The mark-to-market remeasurement of the derivative contracts (refer to note 19 for further details) was determined as follows:
•Foreign exchange contracts comprise zero cost collars and FECs: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate, Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward Rand/US$ exchange rate and discounted at a market interest rate (zero coupon interest rate curve)
•Rand gold contracts (forward sale contracts): spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate
•US$ gold contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate
•Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from the spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate
39    Financial risk management continued
Fair value determination for financial assets and liabilities continued
(d)At 30 June 2023, the fair value movement was calculated using a discounted cash flow model, taking into account forecast dividend payments over the estimated repayment period of the loan at a rate of 12.7% (2021: 9.3%). A 37 basis points (2022: 99 basis points) change in the discount rate, which would represent a reasonably possible change based on expected movements in lending rates, would not cause a material change in the fair value of the loan. The loan balance forms part of other non-current assets in the balance sheet. In the 2023 year, repayments to the value of R74 million (2022: R65 million) were received.

(e)Contingent consideration liabilities consist of the follow:
•Mponeng operation
The contingent consideration liability related to the Mponeng operation (refer to note 29) was determined using the expected gold production profile for Mponeng. At 30 June 2023, the liability was valued at R404 million
(2022: R356 million) at a post-tax real rate of 9.6% (2022: 10.2%). Should the expected gold production profile increase by 9.8% or decrease by 9.8%, the contingent consideration liability would increase by R411 million (2022: R251 million at 7.6%) or decrease by R314 million (2022: R189 million at 7.6%) respectively. This represents reasonably expected changes which were determined based on the standard deviation of previous years' production of the Mponeng operation. No other reasonably expected changes in key unobservable inputs would have caused a material change in the fair value of the liability.
•Eva Copper
The consideration for Eva Copper includes contingent consideration valued at R185 million at 30 June 2023. Refer to note 14 for further information. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the liability.